Bank and other Loans and Banking Facilities	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Bank and other Loans and Banking Facilities
9.	Bank and other Loans and Banking Facilities
Bank and other loans consist of the following:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Current portion of long term bank loans	$122,883	$5,224	$15,762	$18,157	$27,860
Short term third party loans	—	—	—	6,243	7,649

Total short term debt	122,883	5,224	15,762	24,400	35,509

Total Long term bank loans	$123,159	$184,766	$164,580	$146,295	$134,663
Debt insurance cost	(276)	—	—	—	—
Less: current maturities	(122,883)	(5,224)	(15,762)	(18,157)	(27,860)

Long term bank loans	$—	$179,542	$148,818	$128,138	$106,803

Future maturities of long-term bank loans are as follows:

At December 31,	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)
2022	$5,224	$—	$—	$—
2023	$17,195	$15,762	$—	$—
2024	$20,149	$18,470	$18,157	$—
2025	$31,398	$28,781	$28,293	$27,860
2026	$69,896	$64,071	$62,985	$62,532
2027	$17,780	$16,298	$16,022	$16,286
2028	$23,124	$21,198	$20,838	$21,028
2029	$—	$—	$—	$615
Thereafter	$—	$—	$—	$6,342

Total	$184,766	$164,580	$146,295	$134,663

The details of long-term bank loans during the years ended December 31, 2021, 2022, 2023 and 2024 are as follows:

	Year End December 31, 2020	Repayment	Year End December 31, 2021	Repayment
	(’000)	Frequency	(’000)	Frequency
Loan from Bank of Beijing (4)
Due August 14, 2022, at 6.46% per annum	$7,017	Quarterly	$—	—
Loan from Bank of China (1)
Due November 7, 2028, at 6.072% per annum	$95,559	Semi-annually	$94,601	Semi-annually
Loan from Xiamen International Bank (6)
Due January 6, 2022, at 7.40% per annum	$16,365	Semi-annually	$—	—
Loan from Industrial Bank (5)
Due October 20, 2022, at 6.175% per annum	$4,218	Quarterly	$—	—
Loan from Bank of Guangzhou (2)
Due August 25, 2026, at 6.5% per annum	$—	—	$90,165	Semi-annually

Total	$123,159		$184,766

	Year End December 31, 2022	Repayment	Year End December 31, 2023	Repayment
	(’000)	Frequency	(’000)	Frequency
Loan from Bank of China (1)
Due November 7, 2028, at 6.072% per annum	$81,929	Semi-annually	$73,170	Semi-annually
Loan from Bank of Guangzhou (2)
Due August 25, 2026, at 6.5% per annum	$82,651	Semi-annually	$73,125	Semi-annually

Total	$164,580		$146,295

	Year End December 31, 2024	Repayment
	(’000)	Frequency
Loan from Bank of China (1)
Due November 7, 2028, at 6.072% per annum	$62,172	Semi-annually
Loan from Bank of Guangzhou (2)
Due August 25, 2026, at 6.5% per annum	$64,006	Semi-annually
Loan from Shenzhen Rural Commercial Bank (3)
Due December 26, 2032, at 4.5% per annum and December 31, 2029, at 3.4% per annum	$8,485	per month

Total	$134,663

During 2020, $72.33 million in bank loans was obtained, and $54.87 million of the principal was repaid during the year.
During 2021, $89.14 million in bank loans
was
obtained, and $30.9 million of the principal
was
repaid during the year.
During 2022, $4.96 million of the principal
w
as
 repaid during the year.
During 2023, $15.57 million of the principal
was
repaid during the year.
During 2024, $8.58 million in bank loans
was
obtained, and $18.07 million of the principal
was
repaid during the year.
Notes:

(1)
In September 2019, Zastron Shenzhen signed a loan contract with Bank of China with a credit line of $143 million, with the land mortgage of Nam Tai Inno Park, the equity pledge of the Company
,
and the guarantee provided by NTISZ. During
2020,
2021, 2022, 2023 and 2024, the Company repaid $23.15
million, $3.02 million,
$4.96 million, $7.41 million and $9.99 million respectively.

(2)
In August 2021, NTISZ signed a loan contract with Shenzhen Branch of Bank of Guangzhou Co.,

Ltd. (“Bank of Guangzhou”) for a term of five years with loan facility of $164 million, with the land use right mortgage of Nam Tai Technology Center, the equity pledge of the Company and the guarantee provided by Zastron Shenzhen. The Company drew down
$89.14 million during 202
1
, and repaid $8.17 million and $8.09 million during 2023 and 2024.

(3)
In December 2024, NTISZ and Zastron Shenzhen entered into credit facilities with Shenzhen Rural Commercial Bank, with credit lines of
 $14.06 million and $1.4
million, respectively. The loans are secured by the Company’s Nam Tai Inno Valley property. During 2024, the Company drew down a total of
$8.58
million under these facilities.

(4)
In August 2019, NTISZ obtained a bank loan of $7.16 million from Bank of Beijing (credit line of $7.16 million). It is guaranteed by a state-owned third-party guarantee company, mortgaged by the property of Qianhai office, and cross guaranteed by several subsidiaries of the Company. The loan is used for the construction of Nam Tai Technology Center. The financing cost was $0.29 million. During 2020, the principal of
$0.50
million was repaid. The loan was fully repaid as of December 31, 2021.

(5)
In October 2019, NTTP obtained a bank loan of $4.3 million (line of credit of $4.3 million) from Industrial Bank to fund the general operations of Nam Tai Inno Valley. The loan is guaranteed by a state-owned third-party guarantee company, mortgaged by the property of Qianhai office, and cross guaranteed by several subsidiaries of the Company. The financing cost was
$0.17
million. By the end of 2020, the principal had been repaid by
$0.29
million. The loan was fully repaid as of December 31, 2021.

(6)
In February 2020, Zastron Shenzhen obtained a bank loan of $15.95 million from Xiamen International Bank with a credit line of $15.95 million. The loan is mortgaged by the property of Nam Tai Inno Valley. During 2020, the principal of
$0.48
million has been repaid. The loan was fully repaid as of December 31, 2021.

(7)
On December 31, 2021, 2022, 2023 and 2024, a total of $255.5 million, $242.8 million, $235.8 million and $233.8 million (2020: $277.8 million) of real estate properties under development, buildings, real estate held for sales-type lease buildings and real estate properties held for lease buildings were pledged to banks to obtain loan facilities.

(8)
Certain of our loan agreements contain cross-default clauses. If any cross default occurs, these banks are entitled to accelerate payment of all or any part of the loan under their relevant loan agreements and to enforce all or any of the security for such loans.

(9)
In March 2021, the Company received demand letters from Bank of China, Bank of Beijing, Industrial Bank, and Xiamen International Bank (the “Lending Banks”), regarding payment in full of amounts due under the respective loan agreements with each bank. Following the issuance of demand letters, the Lending Banks have restricted the remittance from the bank accounts of the subsidiaries of the Company in China. The Company is negotiating with the Lending Banks. For details, please see Note 20 (3) to (5). As the events of default existed as of December 31, 2020, all borrowings have been classified as current liabilities as at December 31, 2020. During the years 2022-2024, the Company continued to engage in negotiations with the Lending Banks. As a result of these efforts, the Company successfully fully repaid all outstanding loans. Throughout this period, there was no default on any of the obligations.

(10)
In August 2023, NTISZ obtained a loan of $6.27M from a third party, with an interest rate of 5%. The loan was repayable within one year and guaranteed by Zastron Shenzhen. It was extended with an interest rate of 7% till August 2024, and further extended with an interest rate of 9% till December 2024. The loan was fully repaid as of December 31, 2024.

(11)
In August 2024, NTISZ obtained a loan of $8.44M from a third party, with an interest rate of 13.2%. The loan was repayable within one year and mortgaged by the property of Nam Tai Inno Valley. The loan was fully repaid as of December 31, 2024.

(12)
In May 2024, Wuxi Zastron-Flex obtained a loan of $4.92M from a third party, with an interest rate of 14.76%. The loan was repayable within one year and guaranteed by Zastron Shenzhen, NTDG
;
and mortgaged by the land of Wuxi Zastron-Flex and properties of NTDG.

(13)	In June 2024, NTDG obtained a loan of $2.81M from a third party, with an interest rate of 12%. The loan was repayable within one year and mortgaged by the properties of NTDG.